RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
RESTRICTED CASH [Abstract]
Restricted cash, current portion	$ 45,593	284,047	2,512
Non-current restricted cash			22,012